INVENTORIES	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 6:-INVENTORIES

Inventories are comprised of the following:

	December 31,
	2020	2019

Raw materials and components	$1,859	$1,881
Work-in-progress	1,151	1,306
Finished products	10,925	10,753

	$13,935	$13,940